CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 5,475	$ 5,932	$ 2,746	$ 11,407	$ 6,667
Depreciation, depletion, amortization and impairment	3,097	4,149	3,360	7,246	6,446
Non-current liabilities, valuation allowances, and deferred taxes	599	591	127	1,190	336
(Gains) losses on disposals of assets	(266)	(320)	(335)	(586)	(310)
Undistributed affiliates' equity earnings	(65)	(187)	(102)	(252)	(525)
(Increase) decrease in working capital	1,663	(6,968)	49	(5,305)	(4,183)
Other changes, net	355	164	115	519	92
Cash flow from operating activities	10,858	3,361	5,960	14,219	8,523
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(4,232)	(4,621)	(4,766)	(8,853)	(8,988)
Acquisitions of subsidiaries, net of cash acquired	(6)	(79)	(1,627)	(85)	(1,859)
Investments in equity affiliates and other securities	(561)	(221)	(419)	(782)	(730)
Increase in non-current loans	(452)	(301)	(425)	(753)	(993)
Total expenditures	(5,251)	(5,222)	(7,237)	(10,473)	(12,570)
Proceeds from disposals of intangible assets and property, plant and equipment	500	181	69	681	370
Proceeds from disposals of subsidiaries, net of cash sold	135	397	154	532	271
Proceeds from disposals of non-current investments	266	7	15	273	16
Repayment of non-current loans	1,074	325	310	1,399	419
Total divestments	1,975	910	548	2,885	1,076
Cash flow used in investing activities	(3,276)	(4,312)	(6,689)	(7,588)	(11,494)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	363		492	363	492
Issuance (repayment) of shares: Treasury shares	(1,511)	(775)	(1,707)	(2,286)	(3,859)
Dividends paid: Parent company shareholders	(2,094)	(2,123)	(1,894)	(4,217)	(3,745)
Dividends paid: Non-controlling interests	(166)	(9)	(173)	(175)	(312)
Net issuance (repayment) of perpetual subordinated notes		1,751		1,751	(1,139)
Payments on perpetual subordinated notes	(40)	(154)	(27)	(194)	(155)
Other transactions with non-controlling interests	(37)	(16)	(31)	(53)	(51)
Net issuance (repayment) of non-current debt	84	3,584	257	3,668	3,688
Increase (decrease) in current borrowings	(1,994)	(1,283)	(356)	(3,277)	(206)
Increase (decrease) in current financial assets and liabilities	127	(469)	1,287	(342)	2,005
Cash flow / (used in) financing activities	(5,268)	506	(2,152)	(4,762)	(3,282)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,314	(445)	(2,881)	1,869	(6,253)
Effect of exchange rates	(329)	(64)	468	(393)	833
Cash and cash equivalents at the beginning of the period	25,693	26,202	22,837	26,202	25,844
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 27,678	$ 25,693	$ 20,424	$ 27,678	$ 20,424